Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 149,030,052	$ 145,341,528
Less: accumulated depreciation	(19,990,558)	(2,559,970)
Property and equipment, net	129,039,494	142,781,558
Construction in Progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	10,320,596	44,139,576
Machinery [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	116,977,275	84,976,059
Building [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	18,400,135	14,996,749
Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	2,781,912	847,144
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 550,134	$ 382,000